Current and long-term debt - 2023 $1.0 billion credit facility (Details)		1 Months Ended								12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) tanker	Jan. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) tanker vessel	Nov. 30, 2023 USD ($) tanker	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($) tanker	Jul. 31, 2023 USD ($) tanker	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2022 vessel	Dec. 31, 2020 vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	1									1
Undrawn borrowing facilities	$ 288,200,000									$ 288,200,000
Borrowings	861,967,000				$ 1,588,290,000					861,967,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns										99,000,000
Borrowings	$ 877,993,000				$ 1,617,439,000					$ 877,993,000
Secured Overnight Financing Rate (SOFR) | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					0.26161%
Secured Overnight Financing Rate (SOFR) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					0.00%
Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	99				111					99
Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel											13	13
2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity									$ 1,000,000,000
Repayments			$ 223,600,000
Number of periodic principal payments | tanker			8
Accelerated amortisation of deferred financing fees due to early repayment			$ 3,900,000
Net debt to capitalization ratio									0.65
Consolidated tangible net worth									$ 1,500,000,000
Minimum ratio for fair value of vessels									140.00%
Undrawn borrowing facilities		$ 288,200,000
Undrawn commitment fee									0.78%
2023 $1.0 Billion Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns										$ 99,000,000
Borrowings	$ 351,213,000				$ 564,907,000					351,213,000
2023 $1.0 Billion Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount									$ 25,000,000
2023 $1.0 Billion Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship									500,000
Liquidity requirement, per each chartered-in ship									250,000
2023 $1.0 Billion Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	19,300,000
2023 $1.0 Billion Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	13,800,000
2023 $1.0 Billion Credit Facility | Repayment Period One
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount									600,000
2023 $1.0 Billion Credit Facility | Repayment Period Two | Bottom of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount									$ 6,900,000
2023 $1.0 Billion Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis									1.95%
2023 $1.0 Billion Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Drawdowns				$ 99,000,000
Repayments							$ 288,200,000
Undrawn borrowing facilities	288,200,000									288,200,000
Twenty Twenty Three $1.0 Billion Credit Facility, Revolver | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 288,200,000									$ 288,200,000
Twenty One Vessels | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns									$ 440,600,000
Number of vessels | tanker									21
STI Supreme, STI Spiga, STI Kingsway, STI Sloane, STI Condotti | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns								$ 135,800,000
Number of vessels | tanker								5
STI Lotus, STI Lily, STI Gladiator, STI Gratitude, STI Goal, STI Maximus, STI Leblon and STI Bosphorous | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns						$ 202,300,000
Number of vessels | tanker						8
STI Donald C Trauscht, STI Esles II, STI Stability, STI Solace and STI Solidarity | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns					$ 122,300,000
Number of vessels | tanker					5
STI Lily | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments		22,900,000
STI Lily | 2023 $1.0 Billion Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Repayments		$ 22,900,000
STI Acton and STI Camden | 2023 $1.0 Billion Credit Facility | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				2
STI Jardins, STI San Telmo, STI Soho and STI Osceola | 2023 $1.0 Billion Credit Facility | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				4